General and Administrative Expenses	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
General and Administrative Expenses
12.	General and Administrative Expenses

General and administrative expense was $23,385 and $676 for the nine months ended September 30, 2014 and for the period from March 20, 2013 (date of inception) to September 30, 2013, respectively. Such amount included $17,579 of restricted stock amortization (noncash) for the nine months September 30, 2014, and the balance was for payroll, directors’ fees, professional fees and insurance.